Cobalt Inventory - Summary of the Inventory on Hand (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Inventories [Line Items]
Total cash and cash equivalents	$ 10,530	$ 8,712
Cobalt [member]
Disclosure Of Inventories [Line Items]
Cost	0	8,712
Net realizable value	10,530	0
Total cash and cash equivalents	$ 10,530	$ 8,712